Document and Entity Information	Mar. 27, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 27, 2020
Registrant Name	Infusive US Trust
Entity Central Index Key	0001748197
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 27, 2020
Document Effective Date	Mar. 27, 2020
Prospectus Date	Dec. 17, 2019
INFUSIVE(R) COMPOUNDING GLOBAL EQUITIES ETF | INFUSIVE(R) COMPOUNDING GLOBAL EQUITIES ETF
Prospectus:
Trading Symbol	JOYY